UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ___

  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

       /s/  John Grizzetti              New York, New York    February 14, 2008
     --------------------------------  --------------------  -------------------
/s/ by  John Grizzetti with Express       [City, State]            [Date]
       ---------------
     Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              16
                                            --------------------

Form 13F Information Table Value Total:           $683,409
                                            --------------
                                               (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                           FORM 13F INFORMATION TABLE

Column 1                      Column 2         Column 3       Column 4            Column 5       Column 6  Col 7      Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE   SHRS OR             PUT/  INVSTMNT  OTHER  VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT     SH/PRN  CALL  DSCRTN    MGRS   SOLE  SHARED  NONE
BUSINESS OBJECTS, S.A.         SPONSORED ADR    12328X107   32,260      529,729  SH            Sole             X
CONSECO, INC.                       WTS         208464123        5      130,741  SH      CALL  Sole             X
COUNTRYWIDE FINANCIAL CORP          CNV         222372AN4   13,257   17,000,000  PRN           Sole             X
CYPRESS SEMICONDUCTOR CORP          COM         232806109   69,729    1,935,300  SH            Sole             X
DISCOVERY HOLDING CO                COM         25468Y107   30,475    1,212,227  SH            Sole             X
ENTERGY CORPORATION CMN             COM         29364G103  102,688      859,167  SH            Sole             X
GOLDEN ENTERPRISES CMN              COM         381010107    1,714      556,417  SH            Sole             X
HUBBELL INCORPORATED                COM         443510102   20,079      364,413  SH            Sole             X
HUBBELL INCORPORATED                COM         443510201   83,685    1,621,811  SH            Sole             X
INTERNET CAPITAL GROUP INC          COM         46059C205   27,051    2,304,164  SH            Sole             X
MDS INC                             COM         55269P302   85,664    4,404,308  SH            Sole             X
PLAYBOY ENTERPRISES INC             COM         728117300    2,558      280,500  SH            Sole             X
REUTERS GROUP PLC              SPONSORED ADR    76132M102    3,412       44,842  SH            Sole             X
SAIC, INC. CMN                      COM         78390X101  150,977    7,503,815  SH            Sole             X
SP ACQUISITION HOLDINGS INC.        COM         78470A203   16,320    1,600,000  SH            Sole             X
SUNPOWER CORPORATION                COM         867652109   43,535       333833  SH            Sole             X